UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-02

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-05-03

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              34

Form 13F Information Table Value Total:                          219,149
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                             TITLE OF                         SH/PRN;
      NAME OF ISSUER          CLASS      CUSIP      (X$1000)  PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108      11,469  228,012SH   SOLE      N/A    128,616  0      99,396
Allied Cap Corp New            Com     01903Q108      11,463  525,110SH   SOLE      N/A    301,940  0     223,170
American Capital Strategies    Com     024937104      10,149  470,072SH   SOLE      N/A    275,826  0     194,246
Ambac Finl Group Inc           Com     023139108       3,684   65,510SH   SOLE      N/A     35,120  0      30,390
Arrow Electrs Inc.             Com     042735100       4,391  343,354SH   SOLE      N/A    194,574  0     148,780
Avnet Inc                      Com     053807103       3,533  326,259SH   SOLE      N/A    184,524  0     141,735
Clayton Homes Inc              Com     184190106       9,770  802,170SH   SOLE      N/A    464,900  0     337,270
Countrywide Financial Group    Com     222372104      13,480  260,983SH   SOLE      N/A    144,884  0     116,099
Duratek Inc                    Com     26658Q102       2,569  307,687SH   SOLE      N/A    163,677  0     144,010
Equity Office Properties Tr    Com     294741103       5,032  201,456SH   SOLE      N/A    120,845  0      80,611
Equity Residential          Sh Ben Int 29476L107         549   22,344SH   SOLE      N/A     12,742  0       9,602
Exxon Mobil Corp               Com     30231G102         296    8,480SH   SOLE      N/A      1,600  0       6,880
Gladstone Capital Corp         Com     376535100       5,470  332,090SH   SOLE      N/A    185,338  0     146,752
Intrawest Corporation        Com New   460915200       8,164  658,418SH   SOLE      N/A    363,632  0     294,786
Key Energy Svcs Inc            Com     492914106       8,673  966,836SH   SOLE      N/A    544,170  0     422,666
Kimco Realty Corp              Com     49446R109       7,270  237,272SH   SOLE      N/A    135,403  0     101,869
Level 3 Communications Inc     Com     52729N100       9,1921,875,890SH   SOLE      N/A   1,044,77  0     831,120
MBIA Inc                       Com     55262C100       8,555  195,054SH   SOLE      N/A    109,696  0      85,358
Mestek Inc                     Com     590829107       1,543   86,033SH   SOLE      N/A     51,506  0      34,527
Nabors Industries Ltd          Shs     G6359F103       8,820  250,071SH   SOLE      N/A    141,635  0     108,436
NCI Building Sys Inc           Com     628852105      14,202  650,862SH   SOLE      N/A    362,056  0     288,806
Natco Group Inc.               Cl A    63227W203         462   73,490SH   SOLE      N/A     47,730  0      25,760
Palm Harbor Homes              Com     696639103       7,971  456,278SH   SOLE      N/A    257,069  0     199,209
Radian Group Inc               Com     750236101      15,458  416,098SH   SOLE      N/A    236,000  0     180,098
Rite Aid Corp                  Com     767754104          75   30,470SH   SOLE      N/A          0  0      30,470
Rouse Co                       Com     779273101       9,475  298,899SH   SOLE      N/A    171,095  0     127,804
SL Green Rlty Corp             Com     78440X101       1,523   48,196SH   SOLE      N/A     30,378  0      17,818
Triad Gty Inc                  Com     895925105      10,682  289,790SH   SOLE      N/A    167,448  0     122,342
Transport Corp of Amer Inc     Com     89385P102         610  124,426SH   SOLE      N/A     77,631  0      46,795
USFreightways Corp             Com     916906100       7,170  249,406SH   SOLE      N/A    140,590  0     108,816
Weatherford International L    Com     G95089101       7,719  193,309SH   SOLE      N/A    108,403  0      84,906
Wells Fargo & Co New           Com     949746101       3,833   81,781SH   SOLE      N/A     46,061  0      35,720
Westport Res Corp New          Com     961418100       3,853  185,243SH   SOLE      N/A    107,005  0      78,238
Westport Res Corp New        Pfd Conv  961418209       2,044   96,880SH   SOLE      N/A     59,000  0      37,880
